Restructuring expenses (Details) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	SFr 45	SFr 25	SFr 70
General and Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	43	14	57
Compensation and benefits
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	2	11	13
of which severance
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	(1)	7	6
of which accelerated deferred compensation
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	SFr 3	SFr 4	7
Bank
Restructuring Cost and Reserve [Line Items]
Restructuring expenses			80
Bank | General and Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses			66
Bank | Compensation and benefits
Restructuring Cost and Reserve [Line Items]
Restructuring expenses			14
Bank | of which severance
Restructuring Cost and Reserve [Line Items]
Restructuring expenses			7
Bank | of which accelerated deferred compensation
Restructuring Cost and Reserve [Line Items]
Restructuring expenses			SFr 7